Marketable debt securities - Other disclosures - Structured bank bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Financial liabilities
Total financial liabilities	$ 1,604,462		$ 1,477,724
Marketable debt securities
Financial liabilities
Total financial liabilities	134,913		101,682
Structured bank bonds
Financial liabilities
Financial liabilities		$ 2,863	979
Transaction costs and accrued interest (net)		(12)	2
Total financial liabilities	$ 2,851	2,851	981
Structured bank bonds January 18,2024
Financial liabilities
Financial liabilities		86
Structured bank bonds October 03, 2023
Financial liabilities
Financial liabilities		190
Structured bank bonds September 21, 2023
Financial liabilities
Financial liabilities		10
Structured bank bonds September 14, 2023
Financial liabilities
Financial liabilities		15
Structured bank bonds September 12, 2023
Financial liabilities
Financial liabilities		46
Structured bank bonds August 01, 2023
Financial liabilities
Financial liabilities		151
Structured bank bonds July 26, 2023
Financial liabilities
Financial liabilities		15
Structured bank bonds July 17, 2023
Financial liabilities
Financial liabilities		24
Structured bank bonds July 03, 2023
Financial liabilities
Financial liabilities		201
Structured bank bonds May 23, 2023
Financial liabilities
Financial liabilities		16
Structured bank bonds May 02, 2023
Financial liabilities
Financial liabilities		52
Structured bank bonds April 24, 2023
Financial liabilities
Financial liabilities		35
Structured bank bonds April 10, 2023
Financial liabilities
Financial liabilities		12
Structured bank bonds April 03, 2023
Financial liabilities
Financial liabilities		126
Structured bank bonds March 27, 2023
Financial liabilities
Financial liabilities		93
Structured bank bonds June 19, 2023
Financial liabilities
Financial liabilities		9
Structured bank bonds March 13, 2023
Financial liabilities
Financial liabilities		52
Structured bank bonds March 01, 2023
Financial liabilities
Financial liabilities		86
Structured bank bonds February 27, 2023
Financial liabilities
Financial liabilities		16
Structured bank bonds February 08, 2023
Financial liabilities
Financial liabilities		67
Structured bank bonds January 13, 2023 - One
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	16.00%	16.00%
Structured bank bonds February 07, 2023 - One
Financial liabilities
Financial liabilities		$ 78
Structured bank bonds January 30, 2023
Financial liabilities
Financial liabilities		39
Structured bank bonds January 06, 2023 - One
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	14.00%	14.00%
Structured bank bonds March 09, 2023
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	8.00%	8.00%
Structured bank bonds February 07, 2023 - Two
Financial liabilities
Financial liabilities		$ 88
Interest rate (as a percent)	11.20%	11.20%
Structured bank bonds February 10, 2023
Financial liabilities
Financial liabilities		$ 137
Interest rate (as a percent)	10.50%	10.50%
Structured bank bonds January 18, 2023
Financial liabilities
Financial liabilities		$ 38
Interest rate (as a percent)	5.50%	5.50%
Structured bank bonds January 17, 2023 - One
Financial liabilities
Financial liabilities		$ 40
Interest rate (as a percent)	12.40%	12.40%
Structured bank bonds January 04, 2023
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	8.00%	8.00%
Structured bank bonds February 01, 2023
Financial liabilities
Financial liabilities		$ 68
Interest rate (as a percent)	10.20%	10.20%
Structured bank bonds January 05, 2023 - One
Financial liabilities
Financial liabilities		$ 29
Interest rate (as a percent)	8.90%	8.90%
Structured bank bonds January 13, 2023 - Two
Financial liabilities
Financial liabilities		$ 88
Interest rate (as a percent)	12.10%	12.10%
Structured bank bonds January 06, 2023 - Two
Financial liabilities
Financial liabilities		$ 12
Interest rate (as a percent)	14.50%	14.50%
Structured bank bonds January 11, 2023
Financial liabilities
Financial liabilities		$ 5
Interest rate (as a percent)	9.60%	9.60%
Structured bank bonds January 06, 2023 - Three
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	19.40%	19.40%
Structured bank bonds January 06, 2023 - Four
Financial liabilities
Financial liabilities		$ 88
Interest rate (as a percent)	10.85%	10.85%
Structured bank bonds January 06, 2023 - Five
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)	10.00%	10.00%
Structured bank bonds January 12, 2023 - One
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	14.00%	14.00%
Structured bank bonds January 17, 2023 - Two
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	10.95%	10.95%
Structured bank bonds January 13, 2023 - Three
Financial liabilities
Financial liabilities		$ 27
Interest rate (as a percent)	16.60%	16.60%
Structured bank bonds January 06, 2023 - Six
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	11.45%	11.45%
Structured bank bonds January 13, 2023 - Four
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	13.70%	13.70%
Structured bank bonds January 05, 2023 - Two
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)	9.00%	9.00%
Structured bank bonds January 17, 2023 - Three
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	8.00%	8.00%
Structured bank bonds January 13, 2023 - Five
Financial liabilities
Financial liabilities		$ 26
Interest rate (as a percent)	13.00%	13.00%
Structured bank bonds January 12, 2023 - Two
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	11.70%	11.70%
Structured bank bonds January 05, 2023 - Three
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	11.45%	11.45%
Structured bank bonds January 06, 2023 - Seven
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)	18.45%	18.45%
Structured bank bonds January 06, 2023 - Eight
Financial liabilities
Financial liabilities		$ 19
Interest rate (as a percent)	16.90%	16.90%
Structured bank bonds January 17, 2023 - Four
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	12.40%	12.40%
Structured bank bonds January 05, 2023 - Four
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)	33.80%	33.80%
Structured bank bonds January 03, 2023- One
Financial liabilities
Financial liabilities		$ 5
Interest rate (as a percent)	13.00%	13.00%
Structured bank bonds January 13, 2023 - Six
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	5.20%	5.20%
Structured bank bonds January 03, 2023 - Two
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)	12.25%	12.25%
Structured bank bonds January 21, 2026 - One
Financial liabilities
Financial liabilities		$ 17
Structured bank bonds January 21, 2026 - Two
Financial liabilities
Financial liabilities		58
Structured bank bonds February 21, 2025
Financial liabilities
Financial liabilities		23
Structured bank bonds August 27, 2024
Financial liabilities
Financial liabilities		62
Structured bank bonds December 14, 2023
Financial liabilities
Financial liabilities		32
Structured bank bonds December 20, 2023
Financial liabilities
Financial liabilities		16
Structured bank bonds September 29, 2023
Financial liabilities
Financial liabilities		12
Structured bank bonds May 31, 2023
Financial liabilities
Financial liabilities		200
Structured bank bonds March 07, 2023
Financial liabilities
Financial liabilities		114
Structured bank bonds January 03, 2023 - Three
Financial liabilities
Financial liabilities		$ 10
Structured bank bonds March 17, 2022 - Four
Financial liabilities
Financial liabilities			2
Structured bank bonds March 17, 2022 - Three
Financial liabilities
Financial liabilities			56
Structured bank bonds March 17, 2022 - One
Financial liabilities
Financial liabilities			7
Structured bank bonds March 17, 2022 - Two
Financial liabilities
Financial liabilities			2
Structured bank bonds November 16, 2022
Financial liabilities
Financial liabilities			39
Structured bank bonds December 02, 2022
Financial liabilities
Financial liabilities			80
Structured bank bonds January 21, 2026 - One.
Financial liabilities
Financial liabilities			57
Structured bank bonds January 21, 2026 - Two.
Financial liabilities
Financial liabilities			17
Structured bank bonds January 12, 2022 - One
Financial liabilities
Financial liabilities			$ 11
Interest rate (as a percent)			9.69%
Structured bank bonds January 10, 2022 - One
Financial liabilities
Financial liabilities			$ 28
Interest rate (as a percent)			8.61%
Structured bank bonds January 10, 2022 - Two
Financial liabilities
Financial liabilities			$ 10
Interest rate (as a percent)			12.10%
Structured bank bonds January 12, 2022 - Two
Financial liabilities
Financial liabilities			$ 45
Interest rate (as a percent)			9.08%
Structured bank bonds June 24, 2022
Financial liabilities
Financial liabilities			$ 56
Structured bank bonds January 25, 2022
Financial liabilities
Financial liabilities			$ 45
Interest rate (as a percent)			9.28%
Structured bank bonds August 30, 2022
Financial liabilities
Financial liabilities			$ 201
Structured bank bonds September 27, 2022
Financial liabilities
Financial liabilities			52
Structured bank bonds November 01, 2022
Financial liabilities
Financial liabilities			127
Structured bank bonds January 04, 2022
Financial liabilities
Financial liabilities			$ 31
Interest rate (as a percent)			6.70%
Structured bank bonds January 06, 2022
Financial liabilities
Financial liabilities			$ 62
Interest rate (as a percent)			3.50%
Structured bank bonds January 18, 2022
Financial liabilities
Financial liabilities			$ 10
Interest rate (as a percent)			10.00%
Structured bank bonds January 21, 2022
Financial liabilities
Financial liabilities			$ 10
Interest rate (as a percent)			4.08%
Structured bank bonds January 12, 2022 Four [Member]
Financial liabilities
Financial liabilities			$ 31
Interest rate (as a percent)			6.77%